Earnings per share and shares in issue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018	[1]	Dec. 31, 2018
Earnings per share [line items]
Net issue (repurchase) of shares	$ (80)	$ (90)		$ (125)	$ (200)
Ordinary Shares
Earnings per share [line items]
Ordinary share repurchase (in shares)	(11,000,000)			(17,000,000)
Net issue (repurchase) of shares	$ (75)			$ (125)
Share capital issued (in shares)	20,387,117,077			20,387,117,077			20,260,732,488
Shares held in treasury (in shares)	1,257,120,831			1,257,120,831			1,264,731,539

[1]	Financing cash flows for the second quarter and half year 2018 have been re-presented to align with the current period. See Note 1 for further information.